6. BUSINESS COMBINATION AND ACQUSITION OF ENTITIES INTEREST (Tables)	12 Months Ended
Dec. 31, 2017
Qatar National Import and Export Co. ("QNIE") [Member]
Disclosure of detailed information about business combination [line items]
Schedule of fair value of the acquired assets and assumed liabilities

The fair value of net acquired assets for the allocation of the purchase price paid by Federal Foods Qatar Ltd is as follows:

Fair value at the acquisition date
Inventories	24.8
Intangible	182.8
Customer list	155.4
Non compete agreement	27.4
Net assets acquired	207.6

Fair value of consideration paid	589.1

Goodwill	381.5

Golden Foods Siam ("GFS") [Member]
Disclosure of detailed information about business combination [line items]
Schedule of fair value of the acquired assets and assumed liabilities

The fair value of the acquired assets and assumed liabilities to determine the allocation of the consideration paid was as follows:

Fair value at the acquisition date
Cash and cash equivalents	64.1
Trade accounts receivable, net	153.8
Inventories	178.3
Biological assets	24.0
Property, plant and equipment	332.3
Intangible assets	142.2
Software	5.3
Customer relationship	117.0
Supplier relationship	2.3
Trademarks	5.7
Import quotas	11.9
Other assets	17.1
911.8

Social and labor obligations	11.5
Trade accounts payable	93.2
Loans and financing	58.3
Other accounts payable	39.6
202.6

Net assets acquired	709.2
Non-controlling interest	(128.7)
Fair value of consideration paid	1,466.8
Goodwill	886.3

Universal Meats (UK) Limited ("Universal") [Member]
Disclosure of detailed information about business combination [line items]
Schedule of fair value of the acquired assets and assumed liabilities

The fair value of the acquired assets and assumed liabilities for the preliminary allocation of the purchase price paid is as follows:

Fair value at the acquisition date
Cash and cash equivalents	22.5
Trade accounts receivable, net	108.6
Inventories	64.3
Other assets	6.9
Property, plant and equipment	0.4
Intangible	104.5
Customer relationship	95.6
Import quotas	8.9
307.2

Trade accounts payable	30.6
Loans and financing	20.7
Tax payable	3.2
Liabilities with related parties	5.7
Other liabilities	13.1
Deferred taxes	17.4
90.7

Net asset acquired	216.5

Fair value of consideration paid	280.8

Preliminary goodwill	64.3

Schedule of fair value of the consideration paid	The fair value of the consideration paid was determined as follows:
Cash and cash equivalent	185.7
Contingent consideration at fair value	95.1
280.8

Al Khan Foodstuff LLC ("AKF") [Member]
Disclosure of detailed information about business combination [line items]
Schedule of fair value of the acquired assets and assumed liabilities

The fair value of assets acquired and liabilities assumed to determining the price paid on the step acquisition of AKF is demonstrated below:

Fair value at the acquisition date
Cash and cash equivalents	15.0
Trade accounts receivable, net	72.2
Inventories	41.2
Property, plant and equipment, net	1.1
Intangible	76.8
Software	0.2
Customer relationship	76.6
Other assets	2.4
208.7

Short-term debt	65.4
Trade accounts payable	13.3
Payroll and related charges	1.1
Tax payable	2.8
Deferred taxes	19.1
Other liabilities	7.0
108.7

Net assets acquired	100.0

Non-controlling interest	(0.4)

Fair value of consideration paid	227.1

Goodwill	127.5

Schedule of fair value of the consideration paid

The total consideration paid was determined as follows:

Cash - consideration paid for the acquisition of the control	110.3
Carrying amount of prior equity interest of 40%	58.0
Gain on the remeasurement of the prior equity interest (40%) at fair value	58.8
Fair value of consideration paid at the acquisition date	227.1

FFM Further Processing SDN BHD ("FFP") [Member]
Disclosure of detailed information about business combination [line items]
Schedule of fair value of the acquired assets and assumed liabilities

The fair value of acquired assets and assumed liabilities for the allocation of the purchase price paid is demonstrated below:

Fair value at the acquisition date
Cash and cash equivalentes	39.9
Inventories	3.5
Other assets	4.4
Property, plant and equipment	27.0
74.8

Trade accounts payable	1.0
Other liabilities	2.6
3.6

Net assets acquired	71.2
Non-controlling interest	(21.3)
Fair value of consideration transferred	49.0

Gain on bargain purchase	0.9